Note 6 - Fixed Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	Fixed assets

December 31, 2018
	Cost	Accumulated depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,581	4,952	5,629
Vehicles	67,441	40,821	26,620
Furniture and equipment	74,052	49,275	24,777
Computer equipment and software	100,743	76,108	24,635
Leasehold improvements	34,477	20,557	13,920
	$289,815	$191,713	$98,102

December 31, 2017
	Cost	Accumulated depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,456	4,701	5,755
Vehicles	60,227	37,934	22,293
Furniture and equipment	64,003	44,565	19,438
Computer equipment and software	93,007	69,309	23,698
Leasehold improvements	29,757	18,038	11,719
	$259,971	$174,547	$85,424

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of
$9,628
(
2017
-
$8,109
) and net book value of
$4,404
(
2017
-
$3,935
).